--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE ASSET ALLOCATION TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE ASSET ALLOCATION TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1999

                               TABLE OF CONTENTS

Report of Independent Accountants...........................    1
Statements of Investments:
     Aggressive Portfolio...................................    2
     Moderately Aggressive Portfolio........................    3
     Moderate Portfolio.....................................    4
     Moderately Conservative Portfolio......................    5
     Conservative Portfolio.................................    6
Statements of Assets and Liabilities........................    7
Statements of Operations....................................    8
Statements of Changes in Net Assets.........................    9
Financial Highlights........................................   12
Notes to Financial Statements...............................   15

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of the
Nationwide Asset Allocation Trust:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Aggressive Portfolio, the Moderately Aggressive Portfolio, the Moderate Portfolio, the Moderately Conservative Portfolio and the Conservative Portfolio (separate portfolios constituting the Nationwide Asset Allocation Trust, hereafter referred to as the "Trust") at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for the year then ended and the period January 20, 1998 (commencement of operations) through December 31, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and the mutual funds in which the Trust invests, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 17, 2000

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               1

                       NATIONWIDE ASSET ALLOCATION TRUST

                              AGGRESSIVE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (100.0%)
             AGGRESSIVE GROWTH (40.3%)
   100,374   Nationwide Separate Account
             Trust -- Nationwide Small
             Company Fund*                     $ 2,219,261
    20,831   Oppenheimer Capital Appreciation
             Fund Class A                        1,116,752
    16,970   Oppenheimer Discovery Fund Class
             A                                   1,113,602
                                               -----------
                                                 4,449,615
                                               -----------
             GROWTH (39.8%)
    21,016   American Century Equity Growth
             Fund                                  551,248
    11,679   Dreyfus Appreciation Fund, Inc.       534,100
    12,141   Federated Stock Trust                 438,035
    25,571   MAS Equity Portfolio Adviser
             Class                                 442,373

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             GROWTH (CONTINUED)
    59,662   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund*                             $ 1,533,904
     9,045   Strong Schafer Value Fund             443,855
    15,033   Warburg Pincus Capital
             Appreciation Fund                     441,073
                                               -----------
                                                 4,384,588
                                               -----------
             GROWTH & INCOME (19.9%)
    14,613   Nationwide Fund Class D*              438,384
   136,791   Nationwide S&P 500 Index Fund
             Local Fund Shares*                  1,755,032
                                               -----------
                                                 2,193,416
                                               -----------
             TOTAL INVESTMENTS                 $11,027,619
                                               ===========
             (cost $9,389,385)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $9,518,910.

Portfolio holding percentages represent market value as a percentage of net assets at December 31, 1999.

*Investment in affiliate.

See accompanying notes to financial statements.

 2              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                        MODERATELY AGGRESSIVE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (90.2%)
             AGGRESSIVE GROWTH (30.5%)
    70,215   Nationwide Separate Account
             Trust -- Nationwide Small
             Company Fund*                     $ 1,552,458
    13,467   Oppenheimer Capital Appreciation
             Fund Class A                          721,967
    12,675   Oppenheimer Discovery Fund Class
             A                                     831,745
                                               -----------
                                                 3,106,170
                                               -----------
             GROWTH (30.0%)
    15,445   American Century Equity Growth
             Fund                                  405,128
     8,806   Dreyfus Appreciation Fund, Inc.       402,702
    11,438   Federated Stock Trust                 412,684
    17,669   MAS Equity Portfolio Adviser
             Class                                 305,677
    39,293   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund*                               1,010,206
     4,107   Strong Schafer Value Fund             201,532
    10,775   Warburg Pincus Capital
             Appreciation Fund                     316,125
                                               -----------
                                                 3,054,054
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             GROWTH & INCOME (19.9%)
    13,639   Nationwide Fund Class D*          $   409,173
   125,784   Nationwide S&P 500 Index Fund
             Local Fund Shares*                  1,613,810
                                               -----------
                                                 2,022,983
                                               -----------
             INCOME (9.8%)
   104,106   Nationwide Separate Account
             Trust -- Nationwide Income Fund*      999,419
                                               -----------
             TOTAL MUTUAL FUNDS                  9,182,626
                                               -----------
             (cost $8,028,299)
---------
PRINCIPAL
---------
             FIXED INCOME (9.8%)
$1,005,668   Nationwide Fixed Contract,
             5.15%*                              1,005,668
                                               -----------
             (cost $1,005,668)
             TOTAL INVESTMENTS                 $10,188,294
                                               ===========
             (cost $9,033,967)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $9,115,123.

Portfolio holding percentages represent market value as a percentage of net assets at December 31, 1999.

The Nationwide Fixed Contract rate changes quarterly.

*Investment in affiliate.

See accompanying notes to financial statements.

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               3

                       NATIONWIDE ASSET ALLOCATION TRUST

                               MODERATE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (90.2%)
             AGGRESSIVE GROWTH (20.3%)
    44,700   Nationwide Separate Account
             Trust -- Nationwide Small
             Company Fund*                     $   988,310
     9,247   Oppenheimer Capital Appreciation
             Fund Class A                          495,712
     7,585   Oppenheimer Discovery Fund Class
             A                                     497,753
                                               -----------
                                                 1,981,775
                                               -----------
             GROWTH (20.2%)
    10,899   American Century Equity Growth
             Fund                                  285,878
     4,155   Dreyfus Appreciation Fund, Inc.       190,005
     5,290   Federated Stock Trust                 190,855
    11,319   MAS Equity Portfolio Adviser
             Class                                 195,824
    26,480   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund*                                 680,790
     4,165   Strong Schafer Value Fund             204,371
     7,453   Warburg Pincus Capital
             Appreciation Fund                     218,685
                                               -----------
                                                 1,966,408
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             GROWTH & INCOME (29.9%)
    19,524   Nationwide Fund Class D*          $   585,733
   181,418   Nationwide S&P 500 Index Fund
             Local Fund Shares*                  2,327,589
                                               -----------
                                                 2,913,322
                                               -----------
             INCOME (19.8%)
   201,156   Nationwide Separate Account
             Trust -- Nationwide Income Fund*    1,931,101
                                               -----------
             TOTAL MUTUAL FUNDS                  8,792,606
                                               -----------
             (cost $7,904,597)
---------
PRINCIPAL
---------
             FIXED INCOME (9.8%)
$  962,566   Nationwide Fixed Contract,
             5.15%*                                962,566
                                               -----------
             (cost $962,566)
             TOTAL INVESTMENTS                 $ 9,755,172
                                               ===========
             (cost $8,867,163)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $8,919,293.

Portfolio holding percentages represent market value as a percentage of net assets at December 31, 1999.

The Nationwide Fixed Contract rate changes quarterly.

*Investment in affiliate.

See accompanying notes to financial statements.

 4              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                       MODERATELY CONSERVATIVE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (80.0%)
             AGGRESSIVE GROWTH (10.3%)
     8,741   Nationwide Separate Account
             Trust -- Nationwide Small
             Company Fund*                     $   193,253
     1,431   Oppenheimer Capital Appreciation
             Fund Class A                           76,714
     1,815   Oppenheimer Discovery Fund Class
             A                                     119,095
                                               -----------
                                                   389,062
                                               -----------
             GROWTH (10.1%)
     2,907   American Century Equity Growth
             Fund                                   76,256
       846   Dreyfus Appreciation Fund, Inc.        38,672
     1,082   Federated Stock Trust                  39,045
     2,259   MAS Equity Portfolio Adviser
             Class                                  39,075
     7,352   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund*                                 189,023
                                               -----------
                                                   382,071
                                               -----------
             GROWTH & INCOME (29.9%)
     7,629   Nationwide Fund Class D*              228,866
    70,323   Nationwide S&P 500 Index Fund
             Local Fund Shares*                    902,243
                                               -----------
                                                 1,131,109
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             INCOME (29.7%)
   117,017   Nationwide Separate Account
             Trust -- Nationwide Income Fund*  $ 1,123,365
                                               -----------
             TOTAL MUTUAL FUNDS                  3,025,607
                                               -----------
             (cost $2,866,847)
---------
PRINCIPAL
---------
             FIXED INCOME (20.0%)
$  758,981   Nationwide Fixed Contract,
             5.15%*                                758,981
                                               -----------
             (cost $758,981)
             TOTAL INVESTMENTS                 $ 3,784,588
                                               ===========
             (cost $3,625,828)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $3,646,607.

Portfolio holding percentages represent market value as a percentage of net assets at December 31, 1999.

The Nationwide Fixed Contract rate changes quarterly.

*Investment in affiliate.

See accompanying notes to financial statements.

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               5

                       NATIONWIDE ASSET ALLOCATION TRUST

                             CONSERVATIVE PORTFOLIO

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1999

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             MUTUAL FUNDS (76.1%)
             GROWTH (10.4%)
     1,389   American Century Equity Growth
             Fund                              $    36,436
       756   Dreyfus Appreciation Fund, Inc.        34,568
       993   Federated Stock Trust                  35,841
     1,905   MAS Equity Portfolio Adviser
             Class                                  32,965
     6,502   Nationwide Separate Account
             Trust -- Capital Appreciation
             Fund*                                 167,156
       739   Strong Schafer Value Fund              36,279
                                               -----------
                                                   343,245
                                               -----------
             GROWTH & INCOME (20.3%)
     4,623   Nationwide Fund Class D*              138,692
    41,339   Nationwide S&P 500 Index Fund
             Local Fund Shares*                    530,384
                                               -----------
                                                   669,076
                                               -----------

----------------------------------------------------------
SHARES       SECURITY                             VALUE
----------------------------------------------------------
             INCOME (45.4%)
   155,472   Nationwide Separate Account
             Trust -- Nationwide Income Fund*  $ 1,492,518
                                               -----------
             TOTAL MUTUAL FUNDS                  2,504,839
                                               -----------
             (cost $2,533,615)
---------
PRINCIPAL
---------
             FIXED INCOME (25.2%)
$  831,259   Nationwide Fixed Contract,
             5.15%*                                831,259
                                               -----------
             (cost $831,259)
             TOTAL INVESTMENTS                 $ 3,336,098
                                               ===========
             (cost $3,364,875)

--------------------------------------------------------------------------------

Cost for federal income tax purposes: $3,401,493.

Portfolio holding percentages represent market value as a percentage of net assets at December 31, 1999.

The Nationwide Fixed Contract rate changes quarterly.

*Investment in affiliate.

See accompanying notes to financial statements.

 6              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                       MODERATELY                  MODERATELY
                                         AGGRESSIVE    AGGRESSIVE     MODERATE    CONSERVATIVE   CONSERVATIVE
                                          PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                         -----------   -----------   ----------   ------------   ------------
ASSETS
  Investments in securities, at value
     (cost $9,389,385, $9,033,967,
     $8,867,163, $3,625,828, and
     $3,364,875, respectively)           $11,027,619   $10,188,294   $9,755,172    $3,784,588     $3,336,098
  Interest receivable                             --           142          136           108            118
                                         -----------   -----------   ----------    ----------     ----------
       Total assets                       11,027,619    10,188,436    9,755,308     3,784,696      3,336,216
                                         -----------   -----------   ----------    ----------     ----------
LIABILITIES
  Cash overdraft                                  --            --           --            --         42,852
  Management fee payable                       4,423         4,059        3,965         1,545          1,440
                                         -----------   -----------   ----------    ----------     ----------
       Total liabilities                       4,423         4,059        3,965         1,545         44,292
                                         -----------   -----------   ----------    ----------     ----------
NET ASSETS                               $11,023,196   $10,184,377   $9,751,343    $3,783,151     $3,291,924
                                         ===========   ===========   ==========    ==========     ==========
REPRESENTED BY:
  Capital                                $ 8,773,777   $ 8,568,327   $8,462,523    $3,462,942     $3,192,176
  Net unrealized appreciation
     (depreciation) on investments         1,638,234     1,154,327      888,009       158,760        (28,777)
  Accumulated undistributed realized
     gain on investments                     425,295       305,270      276,263       123,487         95,892
  Accumulated undistributed net
     investment income                       185,890       156,453      124,548        37,962         32,633
                                         -----------   -----------   ----------    ----------     ----------
NET ASSETS                               $11,023,196   $10,184,377   $9,751,343    $3,783,151     $3,291,924
                                         ===========   ===========   ==========    ==========     ==========
Shares of beneficial interest
  outstanding, (unlimited number of
  shares authorized)                         785,764       764,562      757,407       315,144        301,098
                                         ===========   ===========   ==========    ==========     ==========
NET ASSET VALUE, offering and
  redemption price per share             $     14.03   $     13.32   $    12.87    $    12.00     $    10.93
                                         ===========   ===========   ==========    ==========     ==========

See accompanying notes to financial statements.

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               7

                       NATIONWIDE ASSET ALLOCATION TRUST

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                          MODERATELY                 MODERATELY
                                             AGGRESSIVE   AGGRESSIVE    MODERATE    CONSERVATIVE   CONSERVATIVE
                                             PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                             ----------   ----------   ----------   ------------   ------------
INVESTMENT INCOME:
INCOME:
  Interest                                   $       --   $   39,992   $   40,982     $ 34,173       $ 46,047
  Dividends                                      37,719       60,626       97,784       51,483         75,105
                                             ----------   ----------   ----------     --------       --------
       Total income                              37,719      100,618      138,766       85,656        121,152
                                             ----------   ----------   ----------     --------       --------
EXPENSES:
  Management Fee                                 41,473       35,081       35,943       14,978         16,045
                                             ----------   ----------   ----------     --------       --------
  NET INVESTMENT INCOME (LOSS)                   (3,754)      65,537      102,823       70,678        105,107
                                             ----------   ----------   ----------     --------       --------
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments              636,496      468,195      398,443      162,108        112,537
  Net change in unrealized appreciation
     (depreciation) on investments            1,428,865      981,409      668,125       74,393        (81,945)
                                             ----------   ----------   ----------     --------       --------
  NET REALIZED AND UNREALIZED GAIN            2,065,361    1,449,604    1,066,568      236,501         30,592
                                             ----------   ----------   ----------     --------       --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 $2,061,607   $1,515,141   $1,169,391     $307,179       $135,699
                                             ==========   ==========   ==========     ========       ========

See accompanying notes to financial statements.

 8              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                AGGRESSIVE PORTFOLIO                 MODERATELY AGGRESSIVE PORTFOLIO
                                      ----------------------------------------   ----------------------------------------
                                         YEAR ENDED           PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                      DECEMBER 31, 1999   DECEMBER 31, 1998(1)   DECEMBER 31, 1999   DECEMBER 31, 1998(1)
                                      -----------------   --------------------   -----------------   --------------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $    (3,754)          $    5,904           $    65,537           $   27,244
  Net realized gain on investments           636,496              261,426               468,195              126,151
  Net change in unrealized
    appreciation of investments            1,428,865              209,369               981,409              172,918
                                         -----------           ----------           -----------           ----------
    Net increase in net assets
      resulting from operations            2,061,607              476,699             1,515,141              326,313
                                         -----------           ----------           -----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                  (5,032)                (853)              (54,946)             (15,070)
  From net realized gain from
    investment transactions                 (283,002)                  --              (155,388)                  --
                                         -----------           ----------           -----------           ----------
    Decrease in net assets from
      distributions to shareholders         (288,034)                (853)             (210,334)             (15,070)
                                         -----------           ----------           -----------           ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares         4,042,247            6,869,107             5,268,161            4,969,052
  Net asset value of shares issued
    to shareholders from
    reinvestment of distributions            288,034                  853               210,334               15,070
  Cost of shares redeemed                 (1,953,837)            (472,627)           (1,227,178)            (667,112)
                                         -----------           ----------           -----------           ----------
    Increase in net assets from
      capital share transactions           2,376,444            6,397,333             4,251,317            4,317,010
                                         -----------           ----------           -----------           ----------
NET INCREASE IN NET ASSETS                 4,150,017            6,873,179             5,556,124            4,628,253
NET ASSETS-BEGINNING OF PERIOD             6,873,179                   --             4,628,253                   --
                                         -----------           ----------           -----------           ----------
NET ASSETS-END OF PERIOD                 $11,023,196           $6,873,179           $10,184,377           $4,628,253
                                         ===========           ==========           ===========           ==========
Undistributed net realized gain on
  investments                            $   425,295           $  261,426           $   305,270           $  126,151
                                         ===========           ==========           ===========           ==========
Undistributed net investment income      $   185,890           $    5,051           $   156,453           $   12,174
                                         ===========           ==========           ===========           ==========
SHARE ACTIVITY:
  Shares sold                                341,255              627,533               451,761              461,292
  Reinvestment of distributions               25,580                   75                18,623                1,444
  Shares redeemed                           (164,463)             (44,216)             (105,288)             (63,270)
                                         -----------           ----------           -----------           ----------
Net increase in number of shares             202,372              583,392               365,096              399,466
                                         ===========           ==========           ===========           ==========

---------------

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

                 NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               9

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 MODERATE PORTFOLIO                 MODERATELY CONSERVATIVE PORTFOLIO
                                      ----------------------------------------   ----------------------------------------
                                         YEAR ENDED           PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                      DECEMBER 31, 1999   DECEMBER 31, 1998(1)   DECEMBER 31, 1999   DECEMBER 31, 1998(1)
                                      -----------------   --------------------   -----------------   --------------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                  $   102,823           $   30,436           $    70,678           $   23,297
  Net realized gain on investments           398,443               63,600               162,108               13,352
  Net change in unrealized
    appreciation of investments              668,125              219,884                74,393               84,367
                                         -----------           ----------           -----------           ----------
    Net increase in net assets
      resulting from operations            1,169,391              313,920               307,179              121,016
                                         -----------           ----------           -----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                 (85,557)             (15,743)              (61,379)             (12,988)
  From net realized gain from
    investment transactions                  (93,191)                  --               (33,619)                  --
                                         -----------           ----------           -----------           ----------
    Decrease in net assets from
      distributions to shareholders         (178,748)             (15,743)              (94,998)             (12,988)
                                         -----------           ----------           -----------           ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares         5,368,173            4,516,176             2,767,849            2,404,492
  Net asset value of shares issued
    to shareholders from
    reinvestment of distributions            178,748               15,743                94,998               12,988
  Cost of shares redeemed                 (1,133,702)            (482,615)           (1,215,788)            (601,597)
                                         -----------           ----------           -----------           ----------
    Increase in net assets from
      capital share transactions           4,413,219            4,049,304             1,647,059            1,815,883
                                         -----------           ----------           -----------           ----------
NET INCREASE IN NET ASSETS                 5,403,862            4,347,481             1,859,240            1,923,911
NET ASSETS-BEGINNING OF PERIOD             4,347,481                   --             1,923,911                   --
                                         -----------           ----------           -----------           ----------
NET ASSETS-END OF PERIOD                 $ 9,751,343           $4,347,481           $ 3,783,151           $1,923,911
                                         ===========           ==========           ===========           ==========
Undistributed net realized gain on
  investments                            $   276,263           $   63,600           $   123,487           $   13,352
                                         ===========           ==========           ===========           ==========
Undistributed net investment income      $   124,548           $   14,693           $    37,962           $   10,309
                                         ===========           ==========           ===========           ==========
SHARE ACTIVITY:
  Shares sold                                462,291              420,709               244,386              225,532
  Reinvestment of distributions               15,629                1,530                 8,459                1,251
  Shares redeemed                            (96,631)             (46,121)             (107,530)             (56,954)
                                         -----------           ----------           -----------           ----------
Net increase in number of shares             381,289              376,118               145,315              169,829
                                         ===========           ==========           ===========           ==========

---------------

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

 10              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       CONSERVATIVE PORTFOLIO
                                                              ----------------------------------------
                                                                 YEAR ENDED           PERIOD ENDED
                                                              DECEMBER 31, 1999   DECEMBER 31, 1998(1)
                                                              -----------------   --------------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
  Net investment income                                          $   105,107          $    24,152
  Net realized gain on investments                                   112,537               18,612
  Net change in unrealized appreciation (depreciation) of
     investments                                                     (81,945)              53,168
                                                                 -----------          -----------
     Net increase in net assets resulting from operations            135,699               95,932
                                                                 -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                         (92,859)             (11,175)
  From net realized gain from investment transactions                (27,849)                  --
                                                                 -----------          -----------
     Decrease in net assets from distributions to
       shareholders                                                 (120,708)             (11,175)
                                                                 -----------          -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                 3,743,592            2,821,049
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                   120,708               11,175
  Cost of shares redeemed                                         (2,401,616)          (1,102,732)
                                                                 -----------          -----------
     Increase in net assets from capital share transactions        1,462,684            1,729,492
                                                                 -----------          -----------
NET INCREASE IN NET ASSETS                                         1,477,675            1,814,249
NET ASSETS-BEGINNING OF PERIOD                                     1,814,249                   --
                                                                 -----------          -----------
NET ASSETS-END OF PERIOD                                         $ 3,291,924          $ 1,814,249
                                                                 ===========          ===========
Undistributed net realized gain on investments                   $    95,892          $    18,612
                                                                 ===========          ===========
Undistributed net investment income                              $    32,633          $    12,977
                                                                 ===========          ===========
SHARE ACTIVITY:
  Shares sold                                                        344,677              268,867
  Reinvestment of distributions                                       11,170                1,072
  Shares redeemed                                                   (219,614)            (105,074)
                                                                 -----------          -----------
Net increase in number of shares                                     136,233              164,865
                                                                 ===========          ===========

---------------

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               11

                       NATIONWIDE ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

                           SELECTED DATA FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            AGGRESSIVE PORTFOLIO                 MODERATELY AGGRESSIVE PORTFOLIO
                                  ----------------------------------------   ----------------------------------------
                                     YEAR ENDED           PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                  DECEMBER 31, 1999   DECEMBER 31, 1998(1)   DECEMBER 31, 1999   DECEMBER 31, 1998(1)
                                  -----------------   --------------------   -----------------   --------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                               $ 11.78               $10.00               $ 11.59               $10.00
                                       -------               ------               -------               ------
  Net investment income (loss)           (0.01)                0.01                  0.09                 0.10
  Net realized gain and
     unrealized appreciation              2.74                 1.78                  2.07                 1.56
                                       -------               ------               -------               ------
       Total from investment
          operations                      2.73                 1.79                  2.16                 1.66
                                       -------               ------               -------               ------
  Distributions from net
     investment income                   (0.01)               (0.01)                (0.09)               (0.07)
  Distributions from net
     realized gains                      (0.47)                  --                 (0.34)                  --
                                       -------               ------               -------               ------
       Total distributions               (0.48)               (0.01)                (0.43)               (0.07)
                                       -------               ------               -------               ------
       Net increase in net asset
          value                           2.25                 1.78                  1.73                 1.59
                                       -------               ------               -------               ------
NET ASSET VALUE -- END OF PERIOD       $ 14.03               $11.78               $ 13.32               $11.59
                                       =======               ======               =======               ======
Total return*                            24.19%               17.85%                19.34%               16.61%
Ratios and supplemental data:
  Net assets end of period
     (000's)                           $11,023               $6,873               $10,184               $4,628
  Ratio of expense to average
     net assets*                          0.50%                0.50%                 0.50%                0.50%
  Ratio of net investment income
     (loss) to average net
     assets *                            (0.05)%               0.16%                 0.93%                1.16%
  Portfolio Turnover*                    29.81%               38.42%                25.88%               52.63%

---------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

 12              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

                           SELECTED DATA FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             MODERATE PORTFOLIO                 MODERATELY CONSERVATIVE PORTFOLIO
                                  ----------------------------------------   ----------------------------------------
                                     YEAR ENDED           PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                  DECEMBER 31, 1999   DECEMBER 31, 1998(1)   DECEMBER 31, 1999   DECEMBER 31, 1998(1)
                                  -----------------   --------------------   -----------------   --------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                               $11.56                $10.00               $11.33                $10.00
                                       ------                ------               ------                ------
  Net investment income                  0.14                  0.14                 0.24                  0.22
  Net realized gain and
     unrealized appreciation             1.53                  1.53                 0.84                  1.27
                                       ------                ------               ------                ------
       Total from investment
          operations                     1.67                  1.67                 1.08                  1.49
                                       ------                ------               ------                ------
  Distributions from net
     investment income                  (0.14)                (0.11)               (0.24)                (0.16)
  Distributions from net
     realized gains                     (0.22)                   --                (0.17)                   --
                                       ------                ------               ------                ------
       Total distributions              (0.36)                (0.11)               (0.41)                (0.16)
                                       ------                ------               ------                ------
       Net increase in net asset
          value                          1.31                  1.56                 0.67                  1.33
                                       ------                ------               ------                ------
NET ASSET VALUE -- END OF PERIOD       $12.87                $11.56               $12.00                $11.33
                                       ======                ======               ======                ======
Total return*                           14.89%                16.74%                9.80%                14.97%
Ratios and supplemental data:
  Net assets end of period
     (000's)                           $9,751                $4,347               $3,783                $1,924
  Ratio of expense to average
     net assets*                         0.50%                 0.50%                0.50%                 0.50%
  Ratio of net investment income
     to average net assets *             1.43%                 1.83%                2.36%                 2.79%
  Portfolio Turnover*                   25.63%                55.92%               50.16%               104.85%

---------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               13

                       NATIONWIDE ASSET ALLOCATION TRUST

                              FINANCIAL HIGHLIGHTS

                           SELECTED DATA FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                      CONSERVATIVE PORTFOLIO
                                                             -----------------------------------------
                                                                YEAR ENDED            PERIOD ENDED
                                                             DECEMBER 31, 1999    DECEMBER 31, 1998(1)
                                                             -----------------    --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                            $11.00                 $10.00
                                                                  ------                 ------
  Net investment income                                             0.33                   0.30
  Net realized gain and unrealized appreciation                     0.07                   0.92
                                                                  ------                 ------
       Total from investment operations                             0.40                   1.22
                                                                  ------                 ------
  Distributions from net investment income                         (0.32)                 (0.22)
  Distributions from net realized gains                            (0.15)                    --
                                                                  ------                 ------
       Total distributions                                         (0.47)                 (0.22)
                                                                  ------                 ------
       Net increase (decrease) in net asset value                  (0.07)                  1.00
                                                                  ------                 ------
NET ASSET VALUE -- END OF PERIOD                                  $10.93                 $11.00
                                                                  ======                 ======
Total return*                                                       3.77%                 12.33%
Ratios and supplemental data:
  Net assets end of period (000's)                                $3,292                 $1,814
  Ratio of expense to average net assets*                           0.50%                  0.50%
  Ratio of net investment income to average net assets*             3.27%                  3.60%
  Portfolio Turnover*                                              84.11%                165.15%

---------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

(1) For the period January 20, 1998 (commencement of operations) through December 31, 1998.

See accompanying notes to financial statements.

 14              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Nationwide Asset Allocation Trust (the "Trust") is an open-end management investment company organized under the laws of the State of Ohio as a business trust by a Declaration of Trust dated as of September 9, 1997. The Trust currently offers shares in five separate nondiversified funds (collectively the "Life Design Series" or each, a "Portfolio"), each of which is a separately managed portfolio with its own investment objectives and policies. These Portfolios are the Aggressive Portfolio, the Moderately Aggressive Portfolio, the Moderate Portfolio, the Moderately Conservative Portfolio, and the Conservative Portfolio. The Trust was capitalized on January 6, 1998, when The Nationwide Life Company purchased the initial shares of each Portfolio at $10.00 per share, and operations commenced on January 20, 1998. The shares of each Portfolio are sold only to life insurance company separate accounts to fund the benefits of variable annuity contracts or life insurance policies.

Each Portfolio is constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds") advised by Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of Villanova SA Capital Trust, the investment adviser to the Trust, and funds offered by other leading mutual fund providers.

Percentages of the Portfolios' investments in Underlying Funds advised by VMF are summarized as follows:

Aggressive Portfolio........................................    53.9%
Moderately Aggressive Portfolio.............................    54.8%
Moderate Portfolio..........................................    66.8%
Moderately Conservative Portfolio...........................    69.7%
Conservative Portfolio......................................    70.7%

Percentages represent market value as a percentage of net assets at December 31, 1999.

In addition, each of the portfolios (except the Aggressive Portfolio) will invest in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

a) SECURITIES VALUATION -- Shares of Underlying Funds in which the Portfolios invest are valued at their respective net asset values as determined under the Investment Company Act of 1940. The securities in the Underlying Funds are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Underlying Funds generally value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the Underlying Fund. The Nationwide Fixed Contract is valued at par value each day. The par value is calculated each day by the summation of the following factors: prior day's par value, prior day's interest accrued (par multiplied by guaranteed fixed rate), and current day net purchase or redemption.

b) SHARE VALUATION -- The net asset value per share of each Portfolio is calculated daily by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Portfolio are equal to the net asset value per share.

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               15

                       NATIONWIDE ASSET ALLOCATION TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

c) SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis. Dividend and capital gain income is recorded on the ex-dividend date. Interest income for the Fixed Contract is accrued daily and reinvested the following day.

d) FEDERAL INCOME TAXES -- Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate taxable entity.

e) INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Portfolios record distributions of short-term and long-term capital gains made by the Underlying Funds as realized gains.

f) DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from each Portfolio's net investment income and net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

   Accordingly, as of December 31, 1999, the capital accounts have been adjusted by the following amounts:

                                                   UNDISTRIBUTED
                                                   NET INVESTMENT      UNDISTRIBUTED
                                                       INCOME        NET REALIZED GAIN
                                                   --------------    -----------------
Aggressive Portfolio.............................     $189,625           $(189,625)
Moderately Aggressive Portfolio..................      133,688            (133,688)
Moderate Portfolio...............................       92,589             (92,589)
Moderately Conservative Portfolio................       18,354             (18,354)
Conservative Portfolio...........................        7,408              (7,408)

g) ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- RELATED PARTY TRANSACTIONS

On September 1, 1999, Villanova SA Capital Trust ("VSA") replaced Nationwide Advisory Services, Inc. (NAS), an affiliated company, as the Portfolios' investment adviser and administrator. Under the terms of the Investment Advisory and Administration Agreement, VSA oversees the investment of the assets for the Portfolios and supervises their daily business affairs. Each of the Portfolios incurs a management fee of 0.50% of its average daily net assets. Under the Investment Advisory and Administration Agreement with the Trust, VSA will bear all expenses of each Portfolio, other than the management fee and any extraordinary expenses.

 16              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT

                       NATIONWIDE ASSET ALLOCATION TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

Nationwide Investors Services, Inc. ("NIS"), a subsidiary of VSA, serves as transfer and dividend disbursing agent for the Portfolios. NIS is compensated by VSA under the agreement noted above.

Nationwide Life Insurance Company is the underwriter of the Nationwide Fixed Contract.

As stated above, on September 1, 1999, NAS was replaced by VSA as an investment advisor and administrator. Management fees paid by the Portfolios prior to that date were paid to NAS. After September 1, 1999, management fees were paid to VSA. The information provided in this report relates to the total management fees paid by the Portfolios for the year ended December 31, 1999.

Also on September 1, 1999, VSA entered into an agreement with BISYS Fund Services, Ohio, Inc., to provide sub-administration and sub-transfer agent services to each of the Portfolios.

The following interest earned, dividend income, and capital gain distributions are for the year ended December 31, 1999. Dividend income and capital gain distributions are from Nationwide Mutual Funds and Nationwide Separate Account Trust Funds (collectively, "Nationwide Funds").

                                                                           CAPITAL GAIN
                                             INTEREST        DIVIDEND      DISTRIBUTIONS
                                          EARNED ON THE     INCOME FROM        FROM
                                            NATIONWIDE      NATIONWIDE      NATIONWIDE
                                          FIXED CONTRACT       FUNDS           FUNDS
                                          --------------    -----------    -------------
Aggressive Portfolio....................     $    --          $22,976        $215,632
Moderately Aggressive Portfolio.........      39,992           50,883         154,222
Moderate Portfolio......................      40,982           91,164         124,429
Moderately Conservative Portfolio.......      34,173           50,419          36,505
Conservative Portfolio..................      46,047           73,858          22,735

NOTE 4 -- BANK LOANS

The Trust has an unsecured bank line of credit of $10 million. Borrowing under this arrangement bears interest at the Federal Funds rate plus 0.50%. No compensating balances are required. There were no outstanding loans throughout the year.

NOTE 5 -- INVESTMENT TRANSACTIONS

Purchases and sales of registered investment companies for the year ended December 31, 1999 are summarized as follows:

                                                        PURCHASES       SALES
                                                        ----------    ----------
Aggressive Portfolio..................................  $5,091,710    $2,481,483
Moderately Aggressive Portfolio.......................   5,568,304     1,641,853
Moderate Portfolio....................................   5,719,306     1,657,893
Moderately Conservative Portfolio.....................   2,502,335     1,199,668
Conservative Portfolio................................   3,131,199     1,994,094

                NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT               17

                       NATIONWIDE ASSET ALLOCATION TRUST

                               DECEMBER 31, 1999
--------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) on investments at December 31, 1999, based on cost for federal income tax purposes, was as follows:

                                           GROSS            GROSS         NET UNREALIZED
                                         UNREALIZED       UNREALIZED       APPRECIATION
                                        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                        ------------    --------------    --------------
Aggressive Portfolio..................   $1,689,925       $(181,216)        $1,508,709
Moderately Aggressive Portfolio.......    1,236,954        (163,783)         1,073,171
Moderate Portfolio....................    1,008,995        (173,116)           835,879
Moderately Conservative Portfolio.....      206,645         (68,664)           137,981
Conservative Portfolio................       21,770         (87,165)           (65,395)

NOTE 6 -- FEDERAL TAX INFORMATION (UNAUDITED):

The accompanying table below details distributions from long-term capital gains for the following Portfolios for the fiscal year ended December 31, 1999.

                                                                 AMOUNT
                                                                --------
Aggressive Portfolio........................................    $175,059
Moderately Aggressive Portfolio.............................      93,002
Moderate Portfolio..........................................      58,541
Moderately Conservative Portfolio...........................      14,161
Conservative Portfolio......................................       8,846

 18              NATIONWIDE ASSET ALLOCATION TRUST ANNUAL REPORT